Long-term Investments accounted for using the equity method (Details) € in Thousands				12 Months Ended
	Dec. 31, 2021 EUR (€)	Jun. 30, 2021	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€) item	Dec. 31, 2021 EUR (€)
Investments
Equity book value limit				€ 10,000
Evotec's share of earnings limit				€ 2,000
Number of investments classified as significant | item				5
Number of investments classified as insignificant | item				8
Balance at beginning				€ 13,068	€ 39,710
Additions				18,940	10,911
Pro rata net result				(15,965)	(16,570)
Loss against other current assets					977
Impairment					(2,497)
Discontinued use of equity method					(19,463)
Net book value at end	€ 13,068		€ 39,710	16,043	13,068
NephThera GmbH
Investments
Balance at beginning					486
Pro rata net result					(486)
Net book value at end			486
Autobahn Labs LLC
Investments
Additions				3,634
Pro rata net result				(2,263)
Net book value at end				1,371
Exscientia plc
Investments
Balance at beginning					21,040
Pro rata net result					(1,577)
Discontinued use of equity method					(19,463)
Net book value at end			€ 21,040
Proportion of ownership interest held (in percent)	11.70%	14.84%	20.32%
Breakpoint Therapeutics GmbH
Investments
Balance at beginning				2,774	1,918
Additions					3,667
Pro rata net result				(2,774)	(2,811)
Net book value at end	€ 2,774		€ 1,918		2,774
Curexsys GmbH
Investments
Balance at beginning				4,212
Additions				2,564
Pro rata net result				(2,809)
Net book value at end	4,212			3,967	4,212
Dark Blue Therapeutics Ltd
Investments
Balance at beginning				405
Additions				7,167
Pro rata net result				(3,550)
Net book value at end	405			4,022	405
Topas Therapeutics GmbH
Investments
Balance at beginning				1,497
Additions				1,821
Pro rata net result				(2,913)
Net book value at end	1,497			405	1,497
Tucana Biosciences Inc.
Investments
Additions				2,504
Insignificant Investments
Investments
Balance at beginning				4,180
Additions				3,754
Pro rata net result				(1,656)
Net book value at end	4,180			6,278	4,180
Insignificant investments
Investments
Balance at beginning				€ 10,294	16,266
Additions					7,244
Pro rata net result					(11,696)
Loss against other current assets					977
Impairment					(2,497)
Net book value at end	€ 10,294		€ 16,266		€ 10,294